UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO FLOATING RATE INCOME FUND
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2006

Date of reporting period:	October 31, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Schedule of Investments

October 31, 2005 (unaudited)

Principal
Amount
(000)		Value*

SENIOR LOANS (a)(b)(c)—65.8%
Aerospace—0.3%
	K & F Industries, Inc.,
$1,275	6.10%, 11/18/12, Term B	$1,290,140
625	6.45%, 11/18/12, Term B	632,422
		1,922,562

Apparel & Textiles—0.7%
2,691	Kosa Arteva DBA, 6.313%, 4/30/11, Term B1	2,736,949
1,168	Kosa Canada Co., 6.313%, 4/27/11, Term B2	1,187,471
		3,924,420

Automotive—1.4%
	Hayes Lemmerz International, Inc.,
599	6.76%, 6/3/09, Term B	597,645
174	6.91%, 6/3/09, Term B	173,317
3	6.96%, 6/3/09, Term B	2,988
286	7.12%, 6/3/09, Term B	285,375
292	7.31%, 6/3/09, Term B	292,099
449	7.34%, 6/3/09, Term B	448,234
20	7.49%, 6/3/09, Term B	20,162
299	7.67%, 6/3/09, Term B	298,822
	Visteon Corp.,
97	7.58%, 6/25/07	98,073
67	7.613%, 6/25/07	68,176
176	7.912%, 6/25/07	177,962
35	8.02%, 6/25/07	35,592
61	8.14%, 6/25/07	61,478
242	8.153%, 6/25/07	245,045
26	8.154%, 6/25/07	26,492
103	8.394%, 6/25/07	103,792
92	8.553%, 6/25/07	92,904
383	8.558%, 6/25/07	387,471
102	8.61%, 6/25/07	102,700
17	8.716%, 6/25/07	17,481
385	8.85%, 6/25/07	389,089
129	8.871%, 6/25/07	130,575
4,256	VWR International, Inc., 6.69%, 4/7/11, Term B	4,322,805
		8,378,277

Automotive Products—3.9%
	Cooper Standard Automotive, Inc.,
2,287	6.063%, 12/31/11, Term B	2,300,855
3,678	6.063%, 12/31/11, Term C	3,701,376
2,408	Delphi Corp., 10.30%, 6/14/11	2,510,274
	Goodyear Tire & Rubber Co.,
4,000	7.06%, 4/30/10	4,039,584
1,000	7.81%, 4/1/11	1,008,929
2,674	Polypore, Inc., 6.34%, 11/12/11, Term B	2,680,063
	Tenneco Automotive, Inc.,
1,795	6.08%, 12/12/10, Term B	1,825,546
789	6.11%, 12/12/10, Term B	801,930
3,474	TRW Automotive, Inc., 5.25%, 6/30/12, Term B	3,511,020
		22,379,577

Principal
Amount
(000)		Value*

Banking—1.1%
	Aster,
$1,092	6.765%, 9/19/13	$1,091,898
1,132	7.265%, 9/19/14	1,131,080
4,000	UPC Distribution Holding B.V., 6.554%, 9/30/12, Term H2	4,038,960
		6,261,938

Building/Construction—1.5%
	Masonite International Corp.,
3,426	5.66%, 4/6/13, Term B	3,416,773
62	6.02%, 4/6/13, Term B	61,810
	Nortek, Inc.,
4,895	6.02%, 8/27/11	4,952,955
12	8.00%, 8/27/11	12,517
		8,444,055

Chemicals—3.5%
2,500	Brenntag AG, 6.81%, 2/27/12, Term B2	2,512,187
2,985	Celanese AG, 6.313%, 4/6/11, Term B	3,032,158
	Cognis BV,
1,992	5.94%, 3/31/13, Term C1	2,021,817
1,149	6.371%, 5/12/12, Term B1	1,164,939
990	Haarmann & Reimer, 10/1/09 (f)	979,704
	Hercules, Inc.,
95	5.77%, 10/8/10, Term B	96,211
1,875	5.86%, 10/8/10, Term B	1,898,906
1,070	Huntsman International LLC, 5.72%, 8/10/12	1,077,411
	KRATON Polymers Group LLC,
784	6.188%, 12/2/09	796,742
56	6.50%, 12/2/09	56,458
1,778	6.50%, 12/23/10	1,806,666
309	6.625%, 12/2/09	313,600
	Nalco Co.,
1,867	5.66%, 11/4/10, Term B	1,897,684
1,270	5.87%, 11/1/10, Term B	1,291,103
1,440	5.96%, 11/1/10, Term B	1,463,250
		20,408,836

Computer Services—0.6%
3,491	SunGard Data Systems, Inc., 6.28%, 1/22/13	3,525,963

Computer Software—0.6%
	UGS Corp.,
24	5.84%, 3/31/12, Term B	24,488
3,225	6.08%, 3/31/12, Term B	3,276,442
		3,300,930

Consumer Products—2.7%
	Eastman Kodak Co.,
2,500	10/18/10 (f)	2,491,875
2,000	10/18/12, Term B (f)	1,993,500
	Jarden Corp.,
426	5.635%, 1/21/12, Term B	429,624
3,591	6.02%, 1/21/12, Term B	3,622,266
	Rayovac Corp.,
321	5.94%, 2/7/12, Term B	323,350
207	6.02%, 2/6/12, Term B	208,992
166	6.09%, 2/7/12, Term B	167,235
1,375	6.11%, 2/6/12, Term B	1,387,066

Principal
Amount
(000)		Value*

Consumer Products—(continued)
	Revlon, Inc.,
$750	9.49%, 7/31/10	$774,844
750	9.92%, 7/31/10	774,844
375	9.98%, 7/9/10	387,422
750	10.11%, 7/31/10	774,844
	Sealy Mattress Co.,
708	5.62%, 4/14/13, Term D	715,266
1,049	5.747%, 4/1/13, Term D	1,060,377
12	6.75%, 4/1/13, Term D	12,521
	Spectrum Brands Corp.,
458	5.79%, 2/6/12, Term B	461,928
344	5.92%, 2/7/12, Term B	346,445
114	6.06%, 2/7/12, Term B	115,482
		16,047,881

Containers—4.9%
	Graham Packaging Co.,
347	6.36%, 8/9/10, Term C	350,387
1,517	6.375%, 10/7/11, Term B	1,538,103
31	6.42%, 8/9/10	31,853
31	6.42%, 8/9/10, Term C	31,853
31	6.45%, 8/9/10, Term C	31,853
410	6.503%, 8/9/10, Term C	413,994
2,774	6.554%, 8/9/10, Term C	2,803,097
14	6.563%, 9/15/11, Term B	13,939
25	6.57%, 8/9/10, Term C	25,483
3,928	6.625%, 9/15/11, Term B	3,981,766
3,980	Horizon Lines LLC, 6.52%, 7/7/11	4,042,034
	Intertape Polymer Group, Inc.,
188	5.978%, 7/28/11, Term B	190,234
1,110	6.084%, 7/28/11, Term B	1,126,187
187	6.38%, 7/28/11, Term B	190,234
1,296	Owens-Illinois Group, Inc., 5.78%, 4/1/08, Term B	1,308,067
	Solo Cup Co.,
184	5.00%, 2/27/11, Term B	184,684
1,846	5.86%, 2/27/11, Term B	1,853,964
1,939	6.02%, 2/27/11, Term B	1,947,568
	Stone Container Corp.,
742	3.616%, 11/1/10	751,816
2,890	5.563%, 11/1/11, Term B	2,927,153
2,998	5.875%, 11/1/10, Term B	3,036,151
595	5.875%, 11/1/10, Term C	602,377
1,217	5.875%, 11/1/11, Term C	1,232,486
		28,615,283

Diversified Manufacturing—0.4%
2,294	Invensys PLC, 7.791%, 9/5/09, Term B1	2,316,959

Drugs & Medical Products—0.7%
	Warner Chilcott PLC,
1,369	6.46%, 1/18/12, Term B	1,376,010
497	6.77%, 1/18/12	498,972
1,298	6.77%, 1/18/12, Term B	1,304,442
1,075	6.77%, 1/18/12, Term C	1,080,092
		4,259,516

Principal
Amount
(000)		Value*

Energy—3.2%
	Covanta Energy Corp.,
$564	3.85%, 6/24/12	$572,037
265	3.89%, 6/24/12	269,152
669	6.46%, 6/30/12, Term B	678,673
750	9.141%, 5/12/13, Term DHC	750,937
750	9.33%, 5/12/13, Term DHC	750,937
	Foundation Coal Holdings, Inc.,
1,704	5.66%, 7/30/11, Term B	1,733,911
1,060	6.16%, 7/30/11, Term B	1,078,878
	Headwaters, Inc.,
5,011	6.43%, 4/30/11, Term B	5,072,967
116	7.75%, 4/30/11, Term B	117,247
	NRG Energy, Inc.,
1,969	3.92%, 12/24/11	1,982,695
2,502	5.255%, 12/24/11, Term B	2,520,147
10	5.365%, 12/24/11, Term B	9,913
	Targa Resources, Inc., (f)
1,500	10/5/07	1,507,500
290	10/5/11	291,774
1,210	10/5/12, Term B	1,215,726
		18,552,494

Entertainment—1.7%
5,300	MGM Studios, 6.270%, 4/8/12, Term B	5,351,346
	Warner Music Group, Inc.,
1,261	5.52%, 2/28/11, Term B	1,274,999
1,125	5.83%, 2/27/11, Term B	1,137,773
929	5.86%, 2/27/11, Term B	939,969
920	6.19%, 2/27/11, Term B	930,569
194	6.371%, 2/27/11, Term B	195,827
		9,830,483

Finance—0.4%
	Satbirds Finance,
€500	4.586%, 4/4/12, Term A	595,721
1,250	5.086%, 4/4/13, Term B	1,497,562
400	6.372%, 10/4/13 (g)	466,473
		2,559,756

Financial Services—0.6%
$3,687	Global Cash Access LLC, 6.331%, 3/10/10, Term B	3,743,318

Financing—0.8%
	Weather Invest Bridge,
€3,390	8.62%, 12/17/14	4,053,832
610	8.62%, 12/17/14 (g)	721,460
		4,775,292

Food Services—1.4%
$4,000	Arby’s Restaurant Group, Inc., 6.091%, 7/25/12, Term B	4,028,752
4,000	Michael Foods, Inc., 6.59%, 11/30/11, Term C	4,057,500
		8,086,252

Principal
Amount
(000)		Value*

Funeral Services—0.1%
	Alderwoods Group, Inc.,
$177	5.48%, 9/17/08, Term B	$179,225
43	5.84%, 9/17/08, Term B	43,736
102	6.058%, 9/17/08, Term B	103,843
149	6.117%, 9/17/09, Term B	151,153
		477,957

Healthcare & Hospitals—4.2%
	Beverly Enterprises, Inc.,
356	6.36%, 10/30/08, Term B	356,778
1,037	6.39%, 10/30/08, Term B	1,040,602
567	6.71%, 10/30/08, Term B	569,358
3,980	Community Health Systems, Inc., 5.61%, 8/19/11, Term B	4,035,037
	DaVita, Inc., Term B,
593	6.25%, 5/16/12	603,302
5,101	6.35%, 5/16/12	5,182,209
411	6.40%, 5/16/12	417,671
1,355	6.54%, 5/16/12	1,376,766
4,500	HEALTHSOUTH Corp., 8.97%, 6/9/10	4,533,750
	PacifiCare Health Systems, Inc.,
1,324	5.125%, 12/17/08	1,328,783
282	5.188%, 12/17/08	282,729
876	5.625%, 12/17/08	879,559
2,000	Psychiatric Solutions, Inc., 5.73%, 7/7/12, Term B	2,023,750
2,000	Renal Advantage, Inc., 6.44%, 10/6/12, Term B	2,023,126
		24,653,420

Hotels/Gaming—2.6%
	Aladdin Gaming, Inc.,
2,286	5.305%, 8/31/10, Term A	2,287,021
49	8.055%, 8/31/10, Term B	49,077
744	Host Marriott LP, 6.23%, 9/10/08 (g)	744,195
341	MotorCity Casino,
	5.841%, 7/21/12, Term B	344,212
2,655	5.961%, 7/21/12, Term B	2,681,066
2,000	Penn National Gaming, Inc., 7.75%, 5/26/12, Term B	2,027,500
1,990	Resorts International, Inc., 6.53%, 3/22/12, Term B	1,993,483
1,000	Venetian Casino, 5.770%, 2/22/12, Term B	1,009,453
4,000	Wynn Resorts Ltd., 6.195%, 12/14/11, Term B	4,047,500
		15,183,507

Household Products—0.7%
	Springer S.A., (g)
1,000	6.541%, 9/16/11, Term B2	1,009,166
2,800	7.041%, 9/16/12, Term C2	2,840,078
		3,849,244

Leasing—0.3%
	United Rentals, Inc.,
333	3.65%, 2/14/11, Term LC	335,922
1,642	6.32%, 2/14/11, Term B	1,658,616
		1,994,538

Principal
Amount
(000)		Value*

Machinery—1.3%
$2,277	Agco Corp., 5.770%, 1/31/06, Term B	$2,310,817
	Flowserve Corp.,
833	4.063%, 8/15/12	845,573
1,000	5.813%, 8/10/12	1,014,688
167	5.813%, 8/15/12	169,115
	Mueller Industries, Inc., Term B,
429	6.11%, 9/28/12	434,809
238	6.21%, 9/28/12	241,560
95	6.304%, 9/28/12	96,624
238	6.466%, 9/28/12	241,560
	Rexnord Corp.,
37	5.85%, 12/31/11, Term B	37,963
825	6.07%, 12/31/11, Term B	835,182
1,022	6.21%, 12/31/11, Term B	1,035,350
		7,263,241

Manufacturing—0.4%
	Berry Plastics Corp.,
5	5.766%, 7/22/10	5,096
2,009	6.105%, 6/30/10	2,033,537
		2,038,633

Measuring Instruments—1.0%
	Dresser, Inc.,
256	5.841%, 10/29/11, Term B	260,677
205	5.938%, 10/29/11, Term B	208,541
513	6.078%, 10/29/11, Term B	521,354
689	6.134%, 10/29/11, Term B	700,275
4,000	6.91%, 3/1/10	4,040,000
		5,730,847

Media—0.4%
€2,000	Ekabel Hessen GMBH, 6/7/12, Term A (f)	2,382,398

Metals & Mining—0.5%
	Novelis, Inc.,
$1,647	5.46%, 1/7/12, Term B	1,667,253
949	5.46%, 1/7/12, Term B2	959,933
		2,627,186

Multi-Media—4.5%
1,000	Atlantic Broadband, Inc., 6.52%, 8/4/12, Term B	1,017,500
	Charter Communications Operating LLC,
1,998	6.60%, 4/26/10, Term A	1,997,183
16	7.42%, 4/27/11, Term B	16,218
6,366	7.50%, 4/27/11, Term B	6,390,089
	DirectTV Holdings LLC,
1,500	5.386%, 4/13/13, Term B	1,515,000
1,500	5.47%, 4/13/13, Term B	1,515,000
2,905	Insight Midwest Holdings LLC, 6.063%, 12/31/09, Term B (g)	2,916,486
3,000	Primedia, Inc., 6.114%, 9/30/13, Term B	2,940,939
3,990	Telcordia Technologies, Inc., 6.61%, 9/9/12, Term B	3,957,581

Principal
Amount
(000)		Value*

Multi-Media—(continued)
	Young Broadcasting, Inc.,
$3,350	5.688%, 11/3/12, Term B	$3,378,616
19	5.75%, 5/2/12, Term B	18,910
625	6.00%, 5/2/12, Term B	630,339
		26,293,861

Office Equipment—0.4%
2,000	Xerox Corp., 5.83%, 9/30/08, Term B	2,020,000

Oil & Gas—2.3%
	El Paso Corp.,
4,500	3.50%, 11/23/09, Term LC	4,533,439
2,440	6.813%, 11/23/09, Term B	2,461,425
	Kerr McGee Corp.,
1,750	6.26%, 5/1/07	1,755,000
2,494	6.51%, 5/1/11, Term B	2,505,284
2,081	Kinetic Concepts, Inc., 5.78%, 8/11/10, Term B	2,106,095
		13,361,243

Paper/Paper Products—1.2%
	Appleton Papers, Inc.,
1,172	5.73%, 6/11/10	1,186,790
1,147	6.33%, 6/9/10	1,160,438
	Boise Cascade Holdings, Inc.,
368	5.594%, 10/28/11, Term D	373,255
2,357	5.781%, 10/28/11, Term D	2,392,663
	Buckeye Technologies, Inc.,
350	5.42%, 11/4/10, Term B	351,658
201	5.66%, 11/4/10, Term B	201,687
206	5.73%, 11/4/10, Term B	206,858
136	5.91%, 11/4/10, Term B	136,981
144	5.97%, 11/4/10, Term B	144,801
411	6.01%, 11/4/10, Term B	413,716
167	6.02%, 11/4/10, Term B	168,072
411	6.29%, 11/4/10, Term B	413,716
		7,150,635

Printing/Publishing—1.8%
	Dex Media East LLC,
771	5.46%, 5/8/09, Term B	775,689
568	5.50%, 5/8/09, Term B	570,835
128	5.77%, 11/8/08, Term B	128,338
258	5.87%, 5/8/09, Term B	259,470
293	5.92%, 5/8/09, Term B	294,665
243	5.93%, 5/8/09, Term B	244,381
	Dex Media West LLC,
684	5.49%, 9/9/10, Term B	688,556
372	5.75%, 9/9/10, Term B	374,462
722	5.81%, 9/9/10, Term B	726,504
439	5.84%, 9/9/10, Term B	441,886
516	5.87%, 9/9/10, Term B	518,651
213	5.93%, 9/9/10, Term B	214,520
	RH Donnelly Corp.,
409	5.30%, 6/30/11, Term D	412,641
546	5.52%, 6/30/11, Term D	550,187
682	5.62%, 6/30/11, Term D	687,734

Principal
Amount
(000)		Value*

Printing/Publishing—(continued)
$409	5.64%, 6/30/11, Term D	$412,641
137	5.67%, 6/30/11, Term D	137,547
546	5.71%, 6/30/11, Term D	550,187
116	5.72%, 12/31/09, Term A3	117,093
137	5.75%, 6/30/11, Term D	137,547
786	5.78%, 12/31/09, Term A3	792,127
901	5.78%, 6/30/11, Term D	908,188
136	5.81%, 6/30/11, Term D	137,547
258	5.92%, 12/31/09, Term A3	259,621
		10,341,017

Real Estate—0.8%
	General Growth Properties, Inc.,
887	5.60%, 11/12/07, Term A	891,296
3,974	6.09%, 11/12/08, Term B	4,022,882
		4,914,178

Recreation—1.5%
	Loews Cineplex Entertainment Corp.,
2,328	5.97%, 7/8/11	2,343,470
2,619	6.35%, 7/22/11	2,635,802
	Six Flags Theme Parks, Inc.,
682	6.50%, 6/30/09, Term B	690,772
1,106	6.84%, 6/30/09, Term B	1,119,510
	Worldspan LP,
80	6.50%, 2/11/10, Term B	78,400
924	6.563%, 2/11/10, Term B	905,956
169	6.688%, 2/11/10, Term B	165,511
89	6.75%, 2/11/10, Term B	87,111
440	6.813%, 2/11/10, Term B	431,200
		8,457,732

Retail—0.8%
2,868	Dominos, Inc., 5.813%, 6/25/10, Term B	2,917,873
1,980	Jean Coutu Group, Inc., 5.938%, 7/30/11, UNIT	2,004,596
		4,922,469

Semi-Conductors—0.5%
2,978	On Semiconductor Corp., 7.063%, 12/3/11, Term G	3,019,373

Telecommunications—3.7%
	Centennial Cellular Communications Corp.,
166	5.77%, 1/20/11	167,991
106	6.11%, 1/20/11	107,514
1,667	6.27%, 1/20/11	1,679,910
500	6.45%, 1/20/11	503,973
1,500	6.45%, 2/9/11	1,511,919
	Consolidated Communications, Inc.,
2,091	6.052%, 9/18/11, Term B	2,119,930
2,353	6.27%, 10/14/11, Term B	2,384,922
1,500	Intersat Bridge, 4/24/06 (f)(g)	1,498,596
	Mediacom Broadband LLC,
1,600	5.87%, 2/28/14, Term B	1,626,750
340	6.03%, 2/28/14, Term B	345,684
1,000	6.07%, 2/28/14, Term B	1,000,208
1,040	6.23%, 2/28/14, Term B	1,056,250

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Telecommunications—(continued)
$243	New Skies Satellites NV, 6.25%, 5/4/11		$246,712
1,739	New Skies Satellites, NV, 6.438%, 5/4/11, Term B		1,762,114
	PanAmSat Corp.,
1,316	5.781%, 8/20/09, Term A1		1,330,281
688	5.781%, 8/20/09, Term A2		695,565
	Valor Telecommunications Enterprises LLC,
1,346	5.77%, 2/14/12, Term B		1,363,770
2,078	5.811%, 2/14/12, Term B		2,105,840
			21,507,929

Tobacco—0.2%
1,171	Commonwealth Brands, Inc, 6.875%, 8/28/07, Term B		1,193,175

Utilities—3.4%
	AES Corp.,
786	5.07%, 4/30/08, Term B		796,420
786	5.69%, 8/10/11, Term B		796,420
	Allegheny Energy, Inc.,
515	5.636%, 3/8/11		516,910
878	5.76%, 3/8/11, Term C		888,229
3,490	5.808%, 3/8/11, Term C		3,532,182
257	5.918%, 3/8/11		258,456
	Edison Midwest LLC,
765	5.12%, 4/27/11		775,733
2,000	6.05%, 4/27/11, Term B		2,026,562
	Midwest Generation LLC,
960	5.41%, 4/27/11, Term B		972,750
161	5.55%, 4/27/11		163,372
	Reliant Resources, Inc.,
8,308	6.088%, 4/30/10		8,344,038
625	6.426%, 4/30/10		627,541
			19,698,613

Waste Disposal—1.6%
	Allied Waste North America, Inc.,
2,542	2.00%, 1/15/12		2,558,661
1,078	5.52%, 1/15/12		1,085,383
3,338	6.09%, 1/15/12		3,360,028
1,284	6.20%, 1/15/12		1,292,318
1,027	6.21%, 1/15/12		1,033,855
			9,330,245

Wholesale—0.4%
2,011	Roundy’s, Inc., 6.00%, 6/6/09, Term B1		2,027,875

Wire & Cable Products—0.8%
	Pirelli Cable,
€1,000	4.874%, 6/23/13, Term B		1,201,278
€1,000	5.124%, 6/23/14, Term C		1,211,224
$2,000	UPC Broadband Holdings, 4.600%, 4/1/10 (e)		2,374,539
			4,787,041

	Total Senior Loans (cost—$379,974,635)		382,560,149

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—21.7%
Air-Conditioning—0.5%
$3,000	Goodman Global Holding Co., Inc., 6.41%, 6/15/12, FRN (d)	B3/B-	$2,955,000

Airlines—0.6%
1,139	Delta Air Lines, Inc., 7.379%, 5/18/10, Ser. 00-1	Ba2/BB	1,110,002
	JetBlue Airways Corp., FRN,
1,750	6.89%, 5/15/10, Ser. 04-2	Ba1/BB	1,739,614
586	8.12%, 9/15/09, Ser. 04-1	Ba1/BB	592,087
			3,441,703

Automotive—0.3%
2,000	Dura Operating Corp., 8.625%, 4/15/12, Ser. B	Caa1/B-	1,705,000

Computer Services—0.4%
2,000	SunGard Data Systems, Inc., 8.525%, 8/15/13, FRN (d)	B3/B-	2,060,000

Energy—0.6%
1,222	Calpine Corp., 9.90%, 7/15/07, FRN (d)	B/B-	953,062
2,500	Dynegy Holdings, Inc., 10.65%, 7/15/08, FRN (d)	B3/B-	2,656,250
			3,609,312

Financing—1.9%
4,000	Borden US Finance Corp., 8.90%, 7/15/10, FRN (d)	B3/B-	3,990,000
1,500	Chukchansi Economic Development Authority, 7.966%, 11/15/12, FRN (b)(d)(e)	B2/NR	1,500,000
3,000	General Motors Acceptance Corp., 6.07%, 12/1/14, FRN	Ba1/BB	2,824,497
2,500	Universal City Florida Holding Co., 8.443%, 5/1/10, FRN	B3/B-	2,571,875
			10,886,372

Forestry—0.3%
2,000	GP Canada Finance Co., 7.20%, 12/15/06 (d)	Ba2/BB+	2,030,000

Healthcare & Hospitals—0.3%
2,000	HCA, Inc., 5.50%, 12/1/09	Ba2/BB+	1,958,230

Hotels/Gaming—0.6%
1,250	La Quinta Corp., 7.00%, 8/15/07	Ba2/BB	1,275,000
2,000	Mandalay Resort Group, 7.625%, 7/15/13	Ba3/B+	2,065,000
			3,340,000

Insurance—0.3%
1,500	Parametric Re Ltd., 7.78%, 5/19/08, FRN (b)(d)	Ba2/NR	1,549,545

Multi-Media—4.4%
€2,000	Cabelcom Luxembourg, 4.935%, 4/15/12, FRN (d)	B2/B	2,396,101
	Cablevision Systems Corp.,
$2,000	8.00%, 4/15/12, Ser. B	B3/B+	1,920,000
5,000	8.716%, 4/1/09, Ser. B, FRN	B3/B+	5,137,500
	CCO Holdings LLC,
4,000	7.995%, 12/15/10, FRN	B3/CCC-	3,910,000
1,000	8.75%, 11/15/13	B3/CCC-	967,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Multi-Media—(continued)
$4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	$4,030,000
5,665	Echostar DBS Corp., 7.304%, 10/1/08, FRN	Ba3/BB-	5,806,625
1,500	Emmis Communications Corp., 9.745%, 6/15/12, FRN	B3/B-	1,511,250
			25,678,976

Paper/Paper Products—1.1%
	Abitibi-Consolidated, Inc.,
2,000	5.25%, 6/20/08	Ba3/BB-	1,860,000
1,000	7.37%, 6/15/11, FRN	Ba3/BB-	945,000
3,000	Boise Cascade, Inc., 7.025%, 10/15/12, FRN	B1/B+	2,910,000
1,000	Bowater, Inc., 6.87%, 3/15/10, FRN	Ba3/BB	980,000
			6,695,000

Semi-Conductors—0.9%
2,000	Freescale Semiconductor, Inc., 6.90%, 7/15/09, FRN	Ba2/BB+	2,055,000
3,500	MagnaChip Semiconductor Finance Co., 7.12%, 12/15/11, FRN	Ba3/B+	3,456,250
			5,511,250

Telecommunications—8.4%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	1,955,000
3,000	Dobson Cellular Systems, Inc., 8.443%, 11/1/11, FRN	B1/B-	3,127,500
2,250	Hawaiian Telcom Communications, Inc., 8.914%, 5/1/13, FRN (d)	B3/B-	2,210,625
2,500	Intelsat Bermuda Ltd., 8.695%, 1/15/12, FRN (d)	B2/B+	2,543,750
2,500	New Skies Satellites, NV, 8.539%, 11/1/11, FRN	B3/B-	2,575,000
2,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	2,000,000
12,000	Qwest Communications International, Inc., 7.29%, 2/15/09, FRN	B2/B	12,090,000
10,000	Qwest Services Corp., 13.50%, 12/15/10	B3/B	11,475,000
3,500	Rogers Wireless Communications, Inc., 6.995%, 12/15/10, FRN	Ba3/BB	3,640,000
	Rural Cellular Corp.,
2,000	8.25%, 3/15/12	B2/B-	2,090,000
2,000	8.37%, 3/15/10, FRN	B2/B-	2,055,000
3,000	Time Warner Telecom Holdings, Inc., 7.79%, 2/15/11, FRN	B2/CCC+	3,075,000
			48,836,875

Tobacco—0.2%
1,000	Commonwealth Brands, Inc., 11.842%, 4/15/08, FRN (d)	B-/B2	1,047,500

Utilities—0.7%
2,000	CMS Energy Corp., 7.75%, 8/1/10	B1/B+	2,120,000
1,759	NRG Energy, Inc., 8.00%, 12/15/13	B1/B	1,926,105
			4,046,105

Wire & Cable Products—0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B	990,000

	Total Corporate Bonds & Notes (cost—$126,334,147)		126,340,868

SOVEREIGN DEBT OBLIGATIONS—2.8%
Brazil—2.8%
	Federal Republic of Brazil,
2,594	5.25%, 4/15/09, FRN	Ba3/BB-	2,568,375
7,953	5.25%, 4/15/12, FRN	Ba3/BB-	7,778,879
5,000	11.00%, 8/17/40	Ba3/BB-	6,013,750

	Total Sovereign Debt Obligations (cost—$15,462,657)		16,361,004

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

ASSET-BACKED SECURITIES—0.7%
$222	CDC Mortgage Capital Trust, 4.388%, 10/25/33, FRN	Aaa/AAA	$221,885
	Credit-Suisse First Boston Mortgage Securities Corp., FRN,
829	4.388%, 7/25/32	Aaa/AAA	831,084
1,084	4.408%, 8/25/32	Aaa/AAA	1,088,085
1,569	GSAMP Trust, 4.328%, 3/25/34, FRN	Aaa/AAA	1,569,417
436	Jade CBO Ltd., 7.67%, 10/24/11 (d)(g)	B2/B2	335,776
86	Long Beach Mortgage Loan Trust, 4.358%, 6/25/33, FRN	Aaa/AAA	86,338

	Total Asset-Backed Securities (cost—$4,111,810)		4,132,585

MORTGAGE-BACKED SECURITIES—0.5%
3,090	Mellon Residential Funding Corp.,
	4.32%, 11/15/31, FRN (cost—$3,090,070)	Aaa/AAA	3,093,538

PREFERRED STOCK—0.6%

Shares

Finance—0.6%
3,600	Fannie Mae, 7.00%, Ser. O, FRN	Aa3/AA-	198,000
30	Richmond Cnty. Corp., 7.55%, FRN (b)(d)	NA/NA	3,022,500

	Total Preferred Stock (cost—$3,248,307)		3,220,500

SHORT-TERM INVESTMENTS—8.0%

Principal
Amount
(000)

Corporate Notes—3.3%
Chemicals—0.3%
$1,500	Arco Chemical Co., 9.375%, 12/15/05	B1/BB-	1,513,125

Financing—2.9%
8,300	DNB NOR Bk ASA, 3.80%, 1/13/06	NR/NR	8,229,948
2,500	General Electric Capital Corp., 4.13%, 1/25/06	NR/NR	2,475,325
1,000	General Motors Acceptance Corp., 4.677%, 5/18/06, FRN	Ba1/BB	994,315
5,500	Societe Generale North America, Inc., 3.96%, 1/27/06	NR/NR	5,444,395
			17,143,983

Telecommunications—0.1%
500	Qwest Capital Funding, Inc., 7.75%, 8/15/06	B3/B	510,000

	Total Corporate Notes (cost—$19,166,679)		19,167,108

Commercial Paper—2.9%
Banking—0.3%
1,800	Danske Corp., 4.03%, 2/6/06	NR/NR	1,779,642

Principal
Amount		Credit Rating
(000)		Moody’s/S&P	Value*

Financing—2.6%
	UBS Finance, Inc.,
$2,000	3.78%, 12/22/05	P-1/A-1+	$1,989,290
3,100	3.785%, 12/23/05	P-1/A-1+	3,083,052
3,700	4.11%, 2/22/06	NR/NR	3,651,012
6,400	4.155%, 2/28/06	NR/NR	6,310,592
			15,033,946

	Total Commercial Paper (cost—$16,817,162)		16,813,588

U.S. Treasury Bills (h)—0.4%
2,520	3.29%-3.58%,12/1/05-12/15/05 (cost—$2,509,813)		2,509,813

Repurchase Agreements—1.4%
7,792	State Street Bank & Trust Co.,
	dated 10/31/05, 3.40%, due 11/1/05,
	proceeds $7,792,736: collateralized by
	Fannie Mae, 2.10%, 2/13/06, valued at
	$7,952,352 with accrued interest (cost—$7,792,000)		7,792,000

	Total Short-Term Investments (cost—$46,285,654)		46,282,509

OPTIONS PURCHASED (i)—0.0%

Contracts
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
713	strike price $117, expires 11/22/05		11,141

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
527	strike price $95.38, expires 12/19/05		3,294
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
713	strike price $103, expires 11/22/05		11,140
110	strike price $101, expires 12/23/05		1,719
280	strike price $102, expires 12/23/05		4,375
			20,528

	Total Options Purchased (cost—$39,284)		31,669

	Total Investments before options written (cost—$578,546,564)—100.1%		582,022,822

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
200	strike price $112, expires 11/22/05		(3,125)
467	strike price $112, expires 2/24/06		(80,266)
174	strike price $113, expires 11/22/05		(2,719)
250	strike price $113, expires 12/23/05		(3,906)
210	strike price $114, expires 11/22/05		(3,281)
			(93,297)

Contracts		Value*

	Put Options—(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
560	strike price $106, expires 12/23/05	$(105,000)
250	strike price $107, expires 12/23/05	(97,656)
237	strike price $107, expires 2/24/06	(181,453)
		(384,109)

	Total Options Written (premiums—$446,761)	(477,406)

	Total Investments net of options written (cost—$578,099,803)—100.0%	$581,545,416

NOTES TO SCHEDULE OF INVESTMENTS:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not easily available or if a development / event occurs that may impact the value of a security, may be fair-valued pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued weekly by an independent pricing service or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics for which a secondary market exists. Senior Loans for which a secondary market does not exist, are valued at fair-value by Pacific Investment Management Company LLC, the Fund’s Sub-Adviser, pursuant to procedures approved by the Board of Trustees. Such procedures may include consideration and evaluation of :  (1) the creditworthiness of the borrower and any intermediate participants;  (2) the term of the Senior Loan;  (3) recent prices in the market for similar loans, if any;  (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and  (5) general economic and market conditions affecting the fair-value of the Senior Loan. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined weekly at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on the last business day of the week.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.
(d)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery security. To be settled/delivered after October 31, 2005.
(f)	Unsettled security, coupon rate undetermined at October 31, 2005.
(g)	Fair-valued security.
(h)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.
(i)	Non-income producing.

Glossary

€ - Euros

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2005.

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

UNIT - More than one class of securities traded together.

Other Investments:

(1) Credit default swap contracts outstanding at October 31, 2005:

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Obligation	(000)	Date	by Fund	(Depreciation)

Bank of America
AES Corp.	$1,000	12/20/07	1.50%	$228
Allied Waste North American, Inc.	600	9/20/09	2.75%	4,977
Bombardier, Inc.	3,000	12/20/05	2.00%	9,213
Bombardier, Inc.	1,400	6/20/10	3.80%	(17,780)
MCI, Inc.	875	9/20/07	4.57%	74,510
Williams Co.	875	9/20/09	2.05%	26,648
Bear Stearns
Georgia-Pacific Corp.	700	9/20/09	1.24%	6,918
Host Marriot L.P.	700	9/20/09	1.95%	1,142
MGM Mirage	1,500	9/20/09	1.92%	(2,487)
Citibank
Allied Waste North American, Inc.	1,500	9/20/07	2.18%	(17,794)
Crown Cork	1,500	9/20/07	2.38%	13,313
Host Marriot L.P.	900	9/20/07	1.90%	14,307
Owens Illinois Group	3,000	9/20/07	2.05%	(10,050)
Starwood Hotels & Resort Worldwide, Inc.	1,500	9/20/07	1.20%	15,018
Credit Suisse First Boston
AES Corp.	900	9/20/09	3.85%	53,813
Allied Waste North American, Inc.	875	9/20/09	2.46%	(925)
Delhaize Group	875	9/20/09	1.40%	11,875
Intelsat Bermuda Ltd.	3,000	3/20/10	3.21%	(331,825)
GAZ Capital	5,000	4/20/06	0.72%	8,073
Samis	1,400	9/20/08	2.45%	15,913
Samis	1,960	9/20/08	2.45%	28,158
Samis	2,800	9/20/08	2.45%	50,725
Goldman Sachs
Dow Jones CDX	63	6/20/10	3.60%	31,639
HCA, Inc.	1,000	12/20/07	0.75%	(1,133)
Starwood Hotels & Resort Worldwide, Inc.	1,000	12/20/07	1.10%	7,799
TRW Automotive, Inc.	875	9/20/09	2.15%	(4,279)
JP Morgan
AES Corp.	1,500	9/20/07	2.15%	19,005
Dow Jones CDX	15	6/20/10	3.60%	14,199
Electronic Data System Corp.	1,000	12/20/07	(3.20)%	18,233
Ford Motor Credit Co.	5,000	6/20/06	3.25%	82,117
Tenet Healthcare Corp.	5,000	12/20/07	(3.20)%	(33,709)
Tenet Healthcare Corp.	5,000	12/20/09	4.15%	(651)
Lehman Securities
Dow Jones CDX	13,750	12/20/10	3.95%	190,339
Dynegy, Inc.	3,000	12/20/09	3.05%	5,646
Extendicare Health Services, Inc.	2,000	9/20/09	2.10%	41,210
Extendicare Health Services, Inc.	600	9/20/09	2.10%	12,363
General Motors Corp.	4,000	12/20/05	0.92%	(17,369)
L-3 Communications Group	5,000	12/20/08	1.50%	81,296
Six Flags Theme Parks	1,000	3/20/10	2.70%	27,969
Merrill Lynch
PSEG Energy	3,500	12/4/06	2.95%	58,755
SPX Corp.	900	9/20/09	2.25%	39,654
Williams Co.	700	9/20/09	1.71%	12,803
Morgan Stanley
Georgia-Pacific Corp.	900	9/20/09	1.63%	21,572
GMAC	1,000	9/20/06	1.70%	(892)
UBS Securities
Dow Jones CDX	23	6/20/10	3.60%	21,298
Wachovia Securities
Dow Jones CDX	30	6/20/10	3.60%	28,397
				$610,231

(2) Interest rate swap contracts outstanding at October 31, 2005:

			Rate Type		Unrealized
Swap	Notional Amount	Termination	Payments made	Payments received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$115,000	1/7/25	3 Month LIBOR	5.13%	$(486,366)
Bank of America	115,000	6/15/25	5.25%	3 Month LIBOR	5,434,084
					$4,947,718

LIBOR - London Inter-Bank Offered Rate

(3) Forward foreign currency contracts outstanding at October 31, 2005:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	October 31, 2005	(Depreciation)
Purchased:
750,912.000 Japanese Yen, Settling 12/1/05	$6,604,693	$6,473,550	$(131,143)
Sales:
€ 4,130,000 settling 11/8/05	4,973,759	4,948,840	24,919
€ 3,970,000 settling 11/8/05	4,761,519	4,757,118	4,401
			$(101,823)

(4) Futures contracts outstanding at October 31, 2005

	Notional Amount	Expiration	Unrealized
Type	(000)	Date	Depreciation
Long: Financial Futures Euro - 90 day	$131,750	12/19/2005	$(568,902)

(5) Options written for the period October 31, 2005

	Contracts
	(000)	Premiums
Options outstanding, July 31, 2006	2,203	$691,208
Options written	3,616	696,484
Options terminated in closing purchase transactions	(3,471)	(940,931)
Options outstanding, October 31, 2006	2,348	$446,761

(6) At October 31, 2005, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
EI Paso Nova Scotia Revolver	$4,962,500
Host Marriott LP Revolver A	2,521,401
Host Marriott LP Revolver B	1,622,917
Motor City Casino Term D	1,009,688
Vision Corp. BF	65,462
Warner Chiott Co., Inc. Term	619,695
Warner Chiott Co., Inc. Term	123,939
$10,925,602

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 21, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 21, 2005